Condensed Financial Information of the Parent Company (Details) - USD ($)		Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash		$ 30,650	$ 2,334,425
Prepaid costs and expenses			3,187,052
Total current assets		560,256	5,663,732
OTHER ASSETS
Restricted cash		600,000	600,000
Total other assets		3,956,277	6,093,961
Total assets		4,516,533	12,481,470
CURRENT LIABILITIES
Total current liabilities		429,593	403,219
Total liabilities		429,593	403,219
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Common shares, $0.01 par value, 50,000,000 shares authorized, 15,399,185 and 14,899,185 shares issued and outstanding as of December 31, 2019 and 2018, respectively		153,992	148,992
Shares subscription receivables		(45,457)	(45,457)
Additional paid-in capital		17,610,220	15,855,220
Statutory reserves		6,189	6,189
Accumulated deficit		(13,790,152)	(4,319,902)
Accumulated other comprehensive income		(100,186)	(33,947)
Total shareholders' equity		3,834,607	11,611,095
Total liabilities and shareholders' equity		4,516,533	12,481,470
Parent [Member]
CURRENT ASSETS
Cash		16,118	268,399
Prepaid costs and expenses			1,982,674
Other receivable		29,606
Total current assets		45,724	2,251,073
OTHER ASSETS
Investment in subsidiaries		6,110,152	10,127,371
Restricted cash		600,000	600,000
Deposits for property and equipment		110,000
Long-term Deferred Asset			1,171,114
Total other assets		6,820,152	11,898,485
Total assets		6,865,876	14,149,558
CURRENT LIABILITIES
Other payable		426,567
Intercompany payable - Dianniu		570,350	570,350
Total current liabilities		996,917	570,350
Total liabilities		996,917	570,350
SHAREHOLDERS' EQUITY
Common shares, $0.01 par value, 50,000,000 shares authorized, 15,399,185 and 14,899,185 shares issued and outstanding as of December 31, 2019 and 2018, respectively	[1]	153,992	148,992
Shares subscription receivables		(45,457)	(45,457)
Additional paid-in capital		17,610,220	15,855,220
Statutory reserves
Accumulated deficit		(11,849,796)	(2,379,547)
Accumulated other comprehensive income
Total shareholders' equity		5,868,959	13,579,208
Total liabilities and shareholders' equity		$ 6,865,876	$ 14,149,558

[1]	Giving retroactive effect to the 260 for 1 split effected on November 3, 2017.